Put option liability	12 Months Ended
Oct. 31, 2023
Put option liability
Put option liability

12. Put option liability

As at October 31	2023	2022
	$	$
FABCBD Put Option liability (i)	-	763
Blessed Put Option liability (ii)	1,490	2,899
NuLeaf Put Option liability (iii)	2,185	2,674
Total	3,675	6,336
Less current portion	(3,675)	(6,336)
Long-term obligation	-	-

The Company recognizes call options in accordance with IFRS 10 - Consolidated Financial Statements and has recognized NCI in the financial statements. If the put option is exercised, the Company accounts for increases in its ownership interest as an equity transaction. Consequently, the financial liability is remeasured immediately before the transaction, and is extinguished by payment of the exercise price and the NCI is derecognized against equity. If the put option expires unexercised, the liability is reclassified to the same component of equity that was previously reduced upon initial recognition.

(i)	On May 10, 2021, the Company acquired 80% of the outstanding shares of FABCBD. The acquisition agreement also included a call and put option that could result in the Company acquiring the remaining 20% of common shares in FABCBD not acquired upon initial acquisition. The initial obligation under the put option was valued at $3,722. On September 20, 2022, the Company received a notice to exercise the put option related to FABCBD and on May 24, 2023, the Company issued 423,587 shares valued at $729 to obtain the remaining 20% of FABCBD. A revaluation gains of $34 (2022: $1,874) on put option has been realized in the statement of net loss and comprehensive loss.
(ii)	On October 19, 2021, the Company acquired 80% of the outstanding shares of Blessed. The acquisition agreement also included a call and put option that could result in the Company acquiring the remaining 20% of common shares of Blessed not acquired upon initial acquisition. The put option is valued based on the 12 trailing months of sales times a pre-determined multiple of 2.2 times. The initial obligation under the put option was valued at $4,323. On October 31, 2023, the Company revalued the fair value of the put options and recognized an unrealized gain of $1,409 (2022: $1,415) on the consolidated statements of loss and comprehensive loss.
(iii)	On November 29, 2021, the Company acquired 80% of the outstanding shares of NuLeaf. The acquisition agreement also included a call and put option that could result in the Company acquiring the remaining 20% of common shares of NuLeaf not acquired upon initial acquisition. The initial obligation under the put option was valued at $8,326. On October 31, 2023, the Company revalued the fair value of the put option and recognized an unrealized gain of $489 (2022: $5,652), on the consolidated statements of net loss and comprehensive loss. On May 29, 2023, the Company received a notice to exercise the put option related to Nuleaf and purchase the remaining 20% ownership of NuLeaf. As of October 31, 2023, the Company and NuLeaf have agreed to the settlement value as presented in these financial statements. The put option has not been settled, due to administrative hurdles which are not expected to impact the Company’s exposure to future liabilities associated with settlement of the put option.